Pension Benefits - Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Benefit obligation	$ 29,737	$ 61,124
Fair value of plan assets	26,296	50,517
Accumulated benefit obligation	828	1,821
Fair value of plan assets	$ 0	$ 925